RELATED PARTIES - Compensation of Group Executive Committee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 9,000,000	$ 9,000,000	$ 11,000,000
Share-based payments	13,000,000	19,000,000	11,000,000
Termination benefits	0	0	0
Total remuneration expense	22,000,000	28,000,000	$ 22,000,000
Kaan Terzioglu
Disclosure of transactions between related parties [line items]
Short-term employee benefits	4,000,000	4,000,000
Long-term employee benefits	0	0
Share-based payments	4,000,000	6,000,000
Termination benefits	0	0
Total remuneration expense	8,000,000	10,000,000
Other KMP
Disclosure of transactions between related parties [line items]
Short-term employee benefits	2,000,000	3,000,000
Long-term employee benefits	0	0
Share-based payments	3,000,000	3,000,000
Termination benefits	0	0
Total remuneration expense	$ 5,000,000	$ 6,000,000